Trading revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Trading revenues
Trading revenues	2,164	1,441
Interest rate products
Trading revenues
Trading revenues	595	411
Foreign exchange products
Trading revenues
Trading revenues	897	481
Equity/index-related products
Trading revenues
Trading revenues	479	932
Credit products
Trading revenues
Trading revenues	(44)	(828)
Commodity, emission and energy products
Trading revenues
Trading revenues	191	88
Other products
Trading revenues
Trading revenues	46	357